Stock option plan - Fair Value of Stock Options Granted Using Black-Scholes Options Pricing Model (Details) - Employee and Non-employee Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, minimum	74.20%	74.80%	66.80%
Expected volatility, maximum	79.30%	83.90%	69.30%
Weighted-average risk free rate, minimum	1.90%	1.20%	1.50%
Weighted-average risk free rate, maximum	2.20%	2.10%	1.70%
Expected term (in years)	6 years 3 days	6 years 4 months 24 days	6 years 6 months 21 days
Weighted-average grant-date fair value per share	$ 10.71	$ 3.24	$ 1.59